Equity Method Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [abstract]
Opening balance	$ 0	$ 0	$ 10,748
Share of associates' profits during the year	0	0	3,427
Share of associates' profits during the year			3,427
Dividends received from associates during the year	0	0	(3,402)
De-recognition of equity method investments upon disposal of associates	0	0	(10,773)
Ending Balance	$ 0	$ 0	$ 0